Unaudited Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 4,407,058	$ 3,782,028
Loss from operations	(4,407,058)	(3,782,028)
Other income (expense):
Foreign currency exchange gain (loss)	(17,638)	(1,475)
Interest income on operating accounts	4,821,632	105,681
Change in fair value of warrant liabilities	5,509,917	9,381,750
Change in fair value of convertible note	(196,200)	0
Reduction of transaction costs incurred in connection with IPO	271,687
Offering expenses related to warrant issuance	0	(575,278)
Total other (expense) income, net	10,389,398	8,910,678
Net income	$ 5,982,340	$ 5,128,650
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic	8,625,000	8,440,068
Basic net income per share	$ 0.14	$ 0.14
Weighted average shares outstanding, Diluted	8,625,000	8,440,068
Diluted net income per share	$ 0.14	$ 0.14
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic	34,500,000	28,828,767
Basic net income per share	$ 0.14	$ 0.14
Weighted average shares outstanding, Diluted	34,500,000	28,828,767
Diluted net income per share	$ 0.14	$ 0.14